INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of income tax expense/ (benefit)
	December 31, 2014	December 31, 2015	December 31, 2016
	RMB	RMB	RMB
Current tax	30	304,383	246,591
Deferred tax	—	(175,862)	(260,540)

Total	30	128,521	(13,949)

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016
	RMB	RMB	RMB
(Loss)/income before provision for income taxes	(27,678)	403,860	1,102,449
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(6,919)	100,965	275,612
Non-deductible expenses	101	32,791	2,101
Research and Development Tax Credit	—	(5,309)	—
Effect of tax holiday and preferential tax rate	—	—	(265,545)
Effect of tax losses not recognized	6,848	—	165
Adjustment on current income tax of the previous periods (i)	—	—	(33,633)
Effect of different tax rates of subsidiaries operating in other jurisdictions	—	74	7,351

Income tax expense/ (benefit)	30	128,521	(13,949)

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	—	—	265,545
The aggregate effect on basic and diluted net income per share:
- Basic	—	—	2.2458
- Diluted	—	—	2.2326

(i)	Adjustment on current income tax of the previous periods represented the adjustment according to final annual income tax filing of 2015 with the PRC tax authorities.

Schedule of deferred tax assets

	December 31, 2015	December 31, 2016
	RMB	RMB
Liabilities from quality assurance program	136,583	367,750
Deferred revenue	29,371	41,079
Accrued expenses	9,908	13,478
Security Deposit for trust arrangements	—	8,961
Others	—	5,134

Total	175,862	436,402